Note 13 - Long-term Debt - Senior Unsecured Notes (Details) (Parentheticals) - Dec. 31, 2025 € in Millions, $ in Millions	USD ($)	EUR (€)
The 2.23% 2028 Notes [Member]
Face value		€ 210
The 1.52% 2031 Notes [Member]
Face value		€ 125
The 3.02% 2031 Notes [Member]
Face value | $	$ 150